Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 7,429,904	$ 5,009,547
Less: allowance for doubtful accounts
Accounts receivable, net	$ 7,429,904	$ 5,009,547